[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2002
(UNAUDITED)

CREDIT SUISSE TRUST -
- EMERGING GROWTH PORTFOLIO

CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 9030, BOSTON, MA 02205-9030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

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CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2002

                                                                   July 22, 2002

Dear Shareholder:

   For the six months ended June 30, 2002, Credit Suisse Trust -- Emerging Growth Portfolio (the "Portfolio") had a loss of 16.74%, vs. declines of 19.09% and 19.70%, respectively, for the Russell 2500 Growth Index(1) and the Russell Midcap Growth Index.(2)

   Despite an ongoing economic recovery, the period was a very difficult one for the U.S. stock market. Any grounds for optimism regarding the economy were overwhelmed by ethical and accounting irregularities, combined with heightened geopolitical risks and a clouded profit outlook. Selling pressure was broad-based, and most emerging-growth stocks had significant losses in the period.

   The Portfolio was hurt by the market's sharp sell off and by weakness in certain areas, notably technology. However, the Portfolio outperformed its benchmarks, aided by relatively good showings by its health-care-services, energy and financial-services holdings.

   We made few noteworthy changes to the Portfolio in terms of sector emphasis. We maintained an overweighting in health care, favoring the group's services names (e.g., hospital and managed-care companies). We also continued to hold a number of small- and mid-cap pharmaceutical stocks that we believe have compelling product platforms.

   Within the technology segment, we maintained a modestly underweighted/neutral position. We had a bias toward software companies that we believe might benefit from an eventual rise in corporate technology budgets. While there appears to be little on the horizon in terms of dramatic product or service breakthroughs (akin to the Internet phenomenon of the late 1990s), we believe that as corporate profits eventually strengthen, systems upgrades will probably be ongoing events.

   We were roughly neutrally weighted in the financial-services area, emphasizing companies that we believe have compelling brand names and good longer-term growth prospects. The rest of the portfolio remained invested in a variety of sectors, including retail, energy and engineering, as well as consumer non-durables, where we established positions in certain names in the period that we viewed as offering value.

   Looking ahead, we see risks as well as grounds for optimism. Regarding the former, there is the possibility that a hoped-for revival in corporate

                                        1
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capital investment could be delayed for quite a spell. We also have some concerns that, given the recent exposure of corporate excesses, Congress may enact regulations that investors might perceive as being burdensome to reputable companies.

   On the positive side, we do believe the economy should continue to recover, at a slow-to-moderate pace, as opposed to the first quarter's robust annualized growth rate. In such an environment, we believe that the growth profile of smaller- and mid-cap companies could appeal to investors, once general risk concerns begin to ease. And we note that, historically, emerging-growth stocks often outperformed the larger-cap segment during periods when the economy was rebounding from recession. Whether they can again remains to be seen, but we see no fundamental reasons that they should lag. Regardless, we believe that stock selection will remain critical and we will remain focused on those companies we deem to be innovative and well managed and whose shares appear reasonably valued given their longer-term business prospects.

Elizabeth B. Dater              Sammy Oh                Roger M.Harris
Co-Portfolio Manager            Co-Portfolio Manager    Co-Portfolio Manager

   INVESTING IN EMERGING-GROWTH COMPANIES ENTAILS SPECIAL RISK CONSIDERATIONS, SUCH AS INVESTING IN THE SECURITIES OF START-UP COMPANIES OR COMPANIES INVOLVED IN "SPECIAL SITUATIONS."

                 SUMMARY OF ANNUALIZED TOTAL RETURNS (6/30/2002)

                                         SINCE         INCEPTION
                      ONE YEAR         INCEPTION         DATE
                      --------         ---------       ---------
                       -19.73%          -3.53%         9/13/1999

----------
(1) The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price-to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of 3,000 of the largest U.S. companies based on total market capitalization. Investors cannot invest directly in an index.
(2) The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.

                                        2
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CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2002 (Unaudited)

                                                              NUMBER OF
                                                               SHARES         VALUE
                                                              ---------    ------------
COMMON STOCKS (92.7%)

AUTO COMPONENTS (3.0%)
    BorgWarner, Inc.                                             10,000    $    577,600
    Lear Corp.*                                                  13,600         629,000
                                                                           ------------
                                                                              1,206,600
                                                                           ------------

BANKS (2.8%)
    IndyMac Bancorp, Inc.*                                       39,800         902,664
    New York Community Bancorp, Inc.                              7,700         205,436
                                                                           ------------
                                                                              1,108,100
                                                                           ------------

BIOTECHNOLOGY (3.2%)
    Affymetrix, Inc.*                                            27,200         652,528
    IDEC Pharmaceuticals Corp.*                                  10,200         361,590
    MedImmune, Inc.*                                             10,300         271,920
                                                                           ------------
                                                                              1,286,038
                                                                           ------------

COMMERCIAL SERVICES & SUPPLIES (2.6%)
    ITT Educational Services, Inc.*                              46,800       1,020,240
                                                                           ------------

COMMUNICATIONS EQUIPMENT (0.6%)
    ADC Telecommunications, Inc.*                               103,100         236,099
                                                                           ------------

COMPUTERS & PERIPHERALS (0.7%)
    Network Appliance, Inc.*                                     22,500         279,900
                                                                           ------------

CONSTRUCTION & ENGINEERING (2.9%)
    Fluor Corp.                                                  10,200         397,290
    Granite Construction, Inc.                                   29,350         742,555
                                                                           ------------
                                                                              1,139,845
                                                                           ------------

CONTAINERS & PACKAGING (0.7%)
    Owens-Illinois, Inc.*                                        19,200         263,808
                                                                           ------------

DIVERSIFIED FINANCIALS (5.0%)
    Ambac Financial Group, Inc.                                  16,000       1,075,200
    Federated Investors, Inc.                                    14,800         511,636
    Legg Mason, Inc.                                              8,700         429,258
                                                                           ------------
                                                                              2,016,094
                                                                           ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
    Symbol Technologies, Inc.                                    28,800         244,800
                                                                           ------------

HEALTHCARE PROVIDERS & SERVICES (20.7%)
    AmerisourceBergen Corp.                                       7,005         532,380
    Anthem, Inc.*                                                15,400       1,039,192
    Caremark Rx, Inc.*                                           51,500         849,750
    Community Health Care*                                       29,900         801,320
    Express Scripts, Inc.*                                       14,800         741,628
    Health Net, Inc.*                                            34,500         923,565

                 See Accompanying Notes to Financial Statements.

                                        3
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
                                                              NUMBER OF
                                                               SHARES         VALUE
                                                              ---------    ------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PROVIDERS & SERVICES (CONTINUED)
    Manor Care, Inc.*                                            23,000    $    529,000
    Mid Atlantic Medical Services, Inc.*                         19,800         620,730
    Omnicare, Inc.                                               36,300         953,238
    Quest Diagnostics, Inc.*                                     14,600       1,256,330
                                                                           ------------
                                                                              8,247,133
                                                                           ------------

HOTELS RESTAURANTS & LEISURE (0.7%)
    Yum! Brands, Inc.*                                            9,600         280,800
                                                                           ------------

INSURANCE (4.8%)
    ACE, Ltd.*                                                   23,600         745,760
    Everest Re Group, Ltd.                                        9,400         525,930
    MBIA, Inc.                                                   11,300         638,789
                                                                           ------------
                                                                              1,910,479
                                                                           ------------

INTERNET SOFTWARE & SERVICES (1.4%)
    Openwave Systems, Inc.*                                     101,500         569,415
                                                                           ------------

LEISURE EQUIPMENT & PRODUCTS (1.1%)
    Mattel, Inc.                                                 21,300         449,004
                                                                           ------------

MEDIA (5.1%)
    Charter Communications, Inc.*                                65,600         267,648
    Cox Radio, Inc.*                                             25,100         604,910
    Reader's Digest Association, Inc.                            19,500         365,235
    TMP Worldwide, Inc.*                                         16,100         346,150
    Westwood One, Inc.*                                          13,600         454,512
                                                                           ------------
                                                                              2,038,455
                                                                           ------------

MULTILINE RETAIL (3.2%)
    Dollar Tree Stores, Inc.*                                    32,900       1,296,589
                                                                           ------------

OIL & GAS (5.8%)
    Ocean Energy, Inc.                                           52,200       1,131,174
    Pogo Producing Co.                                           36,600       1,193,892
                                                                           ------------
                                                                              2,325,066
                                                                           ------------

PHARMECEUTICALS (7.9%)
    Biovail Corp.*                                               13,300         385,168
    ICN Pharmaceuticals, Inc.                                    15,700         380,097
    King Pharmaceuticals, Inc.*                                  15,800         351,550
    Mylan Laboratories, Inc.                                     25,500         799,425
    Scios, Inc.*                                                 17,000         520,370
    Sepracor, Inc.*                                              32,100         306,555
    Shire Pharmaceuticals Group PLC ADR*                         15,700         405,217
                                                                           ------------
                                                                              3,148,382
                                                                           ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.4%)
    Altera Corp.*                                                30,400         413,440
    Broadcom Corp.*                                              16,200         284,148
    Lam Research Corp.*                                          12,600         226,548

                 See Accompanying Notes to Financial Statements.

                                        4

                                                              NUMBER OF
                                                               SHARES         VALUE
                                                              ---------    ------------
COMMON STOCKS (CONTINUED)

SEMICONDUCTOR EQUIPMENT & PRODUCTS (CONTINUED)
    Marvell Technology Group Ltd.*                                8,800    $    175,032
    National Semiconductor Corp.*                                25,000         729,250
    Novellus Systems, Inc.*                                       9,000         306,000
    Teradyne, Inc.*                                              10,400         244,400
    Varian Semiconductor Equipment Associates, Inc.*              4,700         159,471
                                                                           ------------
                                                                              2,538,289
                                                                           ------------

SOFTWARE (6.9%)
    Actuate Corp.*                                              100,600         452,700
    BEA Systems, Inc.*                                           19,800         188,298
    Informatica Corp.*                                           24,400         172,996
    Manugistics Group, Inc.*                                     67,600         413,036
    NetIQ Corp.*                                                 27,500         622,325
    Network Associates, Inc.*                                    34,700         668,669
    Quest Software, Inc.*                                        14,900         216,497
                                                                           ------------
                                                                              2,734,521
                                                                           ------------
SPECIALTY RETAIL (4.0%)
    Abercrombie & Fitch Co.*                                     22,300         537,876
    Talbots, Inc.                                                11,800         413,000
    The TJX Company, Inc.                                        32,200         631,442
                                                                           ------------
                                                                              1,582,318
                                                                           ------------

TEXTILES & APPAREL (2.6%)
    Jones Apparel Group, Inc.*                                   16,700         626,250
    Polo Ralph Lauren Corp.*                                     19,100         427,840
                                                                           ------------
                                                                              1,054,090
                                                                           ------------

TOTAL COMMON STOCKS (Cost $35,252,141)                                       36,976,065
                                                                           ------------

                                                                  PAR
                                                                 (000)
                                                                -------
SHORT-TERM INVESTMENT (7.3%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.75%,
    7/01/02 (Cost $2,907,000)                                   $ 2,907       2,907,000
                                                                           ------------

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $38,159,141)                       39,883,065

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.0%)                                    (2,073)
                                                                           ------------

NET ASSETS (100.0%)                                                        $ 39,880,992
                                                                           ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)

ASSETS
    Investments at value (Cost $38,159,141)                                $ 39,883,065
    Cash                                                                            284
    Receivables for investments sold                                            180,257
    Dividend and interest receivable                                             12,979
    Receivables for fund shares sold                                              1,050
    Prepaid expenses and other assets                                             1,534
                                                                           ------------
      Total Assets                                                           40,079,169
                                                                           ------------

LIABILITIES
    Advisory fee payable                                                         24,089
    Administrative services fee payable                                          15,260
    Payable for investments purchased                                            76,176
    Payable for fund shares redeemed                                             50,115
    Other accrued expenses payable                                               32,537
                                                                           ------------
      Total Liabilities                                                         198,177
                                                                           ------------

NET ASSETS
    Capital stock, $0.001 par value                                               4,455
    Paid-in capital                                                          62,100,313
    Accumulated net investment loss                                            (206,828)
    Accumulated net realized loss from investments                          (23,740,872)
    Net unrealized appreciation from Investments                              1,723,924
                                                                           ------------
      Net Assets                                                           $ 39,880,992
                                                                           ============
    Shares outstanding                                                        4,454,743
                                                                           ------------
    Net asset value, offering price and redemption price per share                $8.95
                                                                                  =====

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST-- EMERGING GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
    Dividends                                                              $     48,214
    Interest                                                                     33,465
                                                                           ------------
      Total Investment Income                                                    81,679
                                                                           ------------

EXPENSES
    Investment advisory fees                                                    207,725
    Administrative services fees                                                 40,333
    Printing fees                                                                22,261
    Legal fees                                                                    9,155
    Custodian fees                                                                7,102
    Audit fees                                                                    6,505
    Transfer agent fees                                                           2,572
    Insurance expense                                                             1,997
    Trustees fees                                                                   822
    Interest expense                                                                494
    Miscellaneous expense                                                         3,352
                                                                           ------------
      Total expenses                                                            302,318
    Less: fees waived                                                           (13,811)
                                                                           ------------
      Net expenses                                                              288,507
                                                                           ------------
       Net Investment Loss                                                     (206,828)
                                                                           ------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
    Net realized loss from investments                                       (1,007,921)
    Net change in unrealized appreciation (depreciation) from investments    (7,127,217)
                                                                           ------------
    Net realized and unrealized loss from investments                        (8,135,138)
                                                                           ------------
    Net decrease in net assets resulting from operations                   $ (8,341,966)
                                                                           ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE SIX MONTHS       FOR THE YEAR
                                                                     ENDED JUNE 30, 2002         ENDED
                                                                         (UNAUDITED)        DECEMBER 31, 2001
                                                                     -------------------    -----------------
FROM OPERATIONS
  Net Investment loss                                                $          (206,828)   $        (399,946)
  Net realized loss from investments                                          (1,007,921)         (14,059,963)
  Net change in unrealized appreciation (depreciation)
   from investments                                                           (7,127,217)           4,692,861
                                                                     -------------------    -----------------

   Net decrease in net assets resulting from operations                       (8,341,966)          (9,767,048)
                                                                     -------------------    -----------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                 1,429,134           10,360,832
  Net asset value of shares redeemed                                          (4,496,015)          (5,186,063)
                                                                     -------------------    -----------------

   Net increase (decrease) in net assets from
    capital share transactions                                                (3,066,881)           5,174,769
                                                                     -------------------    -----------------

   Net decrease in net assets                                                (11,408,847)          (4,592,279)

NET ASSETS
  Beginning of period                                                         51,289,839           55,882,118
                                                                     -------------------    -----------------
  End of period                                                      $        39,880,992    $      51,289,839
                                                                     ===================    =================
ACCUMULATED NET INVESTMENT LOSS                                      $          (206,828)   $              --
                                                                     ===================    =================

                 See Accompanying Notes to Financial Statements.

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CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                      FOR THE SIX MONTHS        FOR THE YEAR ENDED DECEMBER 31,
                                                     ENDED JUNE 30, 2002      -----------------------------------
                                                          (UNAUDITED)           2001        2000          1999(1)
                                                     -------------------      --------    --------      ---------

PER SHARE DATA
  Net asset value, beginning of period                  $      10.75          $  12.86    $  13.07      $   10.00
                                                        ------------          --------    --------      ---------

INVESTMENT OPERATIONS
  Net investment income (loss)                                 (0.05)            (0.08)      (0.06)(2)       0.04
  Net gain (loss) on investments
    (both realized and unrealized)                             (1.75)            (2.03)      (0.14)          3.14
                                                        ------------          --------    --------      ---------

      Total from investment operations                         (1.80)            (2.11)      (0.20)          3.18
                                                        ------------          --------    --------      ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                            --                --          --(3)       (0.11)
  Distributions from net realized gains                           --                --       (0.01)            --
                                                        ------------          --------    --------      ---------

      Total dividends and distributions                           --                --       (0.01)         (0.11)
                                                        ------------          --------    --------      ---------
  NET ASSET VALUE, END OF PERIOD                        $       8.95          $  10.75    $  12.86      $   13.07
                                                        ============          ========    ========      =========
      Total return(4)                                         (16.74)%          (16.41)%     (1.53)%        31.95%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $     39,881          $ 51,290    $ 55,882      $   6,624
    Ratio of expenses to average net assets(5)                  1.25%(6)          1.25%       1.26%          1.25%(6)
    Ratio of net investment income (loss) to
      average net assets                                       (0.90)%(6)        (0.81)%      0.45%          0.01%(6)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                      0.06%(6)          0.04%       0.04%          9.91%(6)
  Portfolio turnover rate                                         46%              173%        135%            31%

----------
(1) For the period September 13, 1999 (commencement of operations) through December 31, 1999.

(2) Per share information is calculated using the average outstanding shares method.

(3) This amount represents less than $.01 per share.

(4) Total Returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total Returns for periods of less than one year are not annualized.

(5) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00% for the six months ended June 30, 2002, and .00%, .01%, and .00% for each of the years ended December 31, 2001, 2000, and the period ended 1999, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was 1.25% for the six months ended June 30, 2002 and for each of the years ended December 31, 2001 and 2000 and for the period ended December 31, 1999, respectively.

(6) Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- EMERGING GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust"), a Massachusetts business trust was incorporated on March 15, 1995. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Emerging Growth Portfolio (the "Portfolio"), is included in this report. The Portfolio is a non-diversified investment fund that seeks maximum capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of .90% of the Portfolio's average daily net assets. For the six months ended June 30, 2002, investment advisory fees earned and voluntarily waived were $207,725 and $13,811, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Portfolio. At its meeting held on February 12, 2002 the Board of Trustees approved SSB to replace PFPC, Inc ("PFPC") as co-administrator effective May 1, 2002.

   For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the six months ended June 30, 2002, administrative services fees earned by CSAMSI were $23,081.

   For its administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS               ANNUAL RATE
           ------------------------               -----------
           First $500 million           .075% of average daily net assets
           Next $1 billion              .065% of average daily net assets
           Over $1.5 billion            .055% of average daily net assets

   For the period January 1, 2002 through April 30, 2002, administrative service fees earned, by PFPC (including out of pocket expenses) were $12,896.

   For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS               ANNUAL RATE
           ------------------------               -----------
           First $5 billion             .050% of average daily net assets
           Next $5 billion              .035% of average daily net assets
           Over $10 billion             .020% of average daily net assets

   For the period May 1, 2002 to June 30, 2002, administrative service fees earned by SSB (including out-of-pocket fees) were $4,356.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Boston Financial Data Services, Inc. ("BFDS") serves as the Portfolio's transfer and dividend disbursement agent. The Portfolio has an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of their transfer agent expense. For the six months ended June 30, 2002, the Portfolio did not receive any credits or reimbursements under this arrangement.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2002, Merrill was paid $296 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Portfolio, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. For the six months ended June 30, 2002, the Portfolio had no borrowings under the Prior Credit Facility or the New Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $19,357,514 and $21,572,525, respectively.

   At June 30, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $38,159,141, $6,682,770, ($4,958,846) and ($1,723,924), respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $0.001 per share. Transactions in shares of the Portfolio were as follows:

                           FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                           JUNE 30, 2002 (UNAUDITED)       DECEMBER 31, 2001
                           ----------------------- --      ------------------
Shares sold                          142,183                     942,048
Shares redeemed                     (458,122)                   (515,589)
                                    --------                    --------
Net increase (decrease)             (315,939)                    426,459
                                    ========                    ========

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P.O. BOX 9030, BOSTON, MA 02205-9030       [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-222-8977 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TREMG-3-0602